Income Taxes	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The provision/(benefit) for income taxes for the 9 months ended June 30, 2019 and the year ended September 30, 2018 was as follows (assuming a 15% effective tax rate).

	9 months ended June 30,	September 30,
	2019	2018
Current Tax Provision
Federal-Taxable Income	-	-
Total current tax provisions	-	-
	$-	$-

Deferred Tax Provision
Federal- Loss carry forwards	$-	$6,838
Change in valuation allowance	$-	$6,838
Total deferred tax provisions	$-	$-

As of September 30, 2018, the Company had approximately $13,199,727 in tax loss carry forwards that can be utilized future periods to reduce taxable income, and the carry forward incurred for the year ended September 30, 2018 will expire by the year 2035.

As of June 30, 2019, the Company had approximately $13,582,473 in tax loss carry forwards that can be utilized future periods to reduce taxable income, and the carry forward incurred for the year ended September 30, 2019 will expire by the year 2036.

The Company did not identify any material uncertain tax positions. The Company did not recognize any interest or penalties for unrecognized tax benefits.

The federal income tax returns of the Corporation are subject to examination by the IRS, generally for three years after they are filed.

NOTE 8 – INCOME TAXES

The provision/(benefit) for income taxes for the year ended September 30, 2018 and 2017 was as follows (assuming a 15% effective tax rate)

	September 30, 2018	September 30, 2017
Current Tax Provision
Federal-
Taxable Income	-	-
Total current tax provisions	-	-
	$-	$-

Deferred Tax Provision
Federal-
Loss carry forwards	$6,838	$143,510
Change in valuation allowance	$6,838	$143,510
Total deferred tax provisions	$-	$-

As of September 30, 2018, the Company had approximately $13,199,727 in tax loss carry forwards that can be utilized future periods to reduce taxable income, and the carry forward incurred for the year ended September 30, 2018 will expire by the year 2035.

The Company did not identify any material uncertain tax positions. The Company did not recognize any interest or penalties for unrecognized tax benefits.

The federal income tax returns of the Corporation are subject to examination by the IRS, generally for three years after they are filed.